Debt - 3.625% Senior Secured Notes Offering - Additional Information (Detail)					3 Months Ended	12 Months Ended
	Apr. 30, 2019 EUR (€)	Nov. 05, 2018	Oct. 12, 2018	Oct. 09, 2018 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Sep. 30, 2019 EUR (€)	Dec. 31, 2018	Oct. 09, 2018 EUR (€)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 EUR (€)	Sep. 30, 2017
3.625% Senior Secured Notes due 2026
Debt Instrument [Line Items]
Interest rate					3.625%	3.625%	3.625%	3.625%	3.625%		3.625%	3.625%	3.625%
4.125% Senior Secured Notes due 2024
Debt Instrument [Line Items]
Interest rate					4.125%	4.125%	4.125%	4.125%	4.125%		4.125%	4.125%	4.125%
4.875% Senior Secured Notes due 2024
Debt Instrument [Line Items]
Interest rate					4.875%	4.875%	4.875%	4.875%	4.875%		4.875%	4.875%	4.875%
5.625% Senior Secured Notes due 2022
Debt Instrument [Line Items]
Interest rate					5.625%	5.625%	5.625%	5.625%	5.625%		5.625%	5.625%	5.625%
Acquisition Corp.
Debt Instrument [Line Items]
Aggregate principal amount of debt instrument					$ 3,010,000,000	$ 2,998,000,000					$ 2,851,000,000
Acquisition Corp. | 3.625% Senior Secured Notes due 2026
Debt Instrument [Line Items]
Aggregate principal amount of debt instrument	€ 195,000,000				$ 494,000,000	$ 487,000,000	€ 445,000,000	€ 445,000,000		€ 250,000,000
Interest rate	3.625%			3.625%	3.625%	3.625%	3.625%	3.625%		3.625%
Due date of Senior Secured Notes	2026			2026	2026	2026
Acquisition Corp. | 4.125% Senior Secured Notes due 2024
Debt Instrument [Line Items]
Aggregate principal amount of debt instrument					$ 345,000,000	$ 340,000,000	€ 311,000,000	€ 311,000,000		€ 34,500,000	402,000,000	€ 345,000,000
Interest rate			4.125%	4.125%	4.125%	4.125%	4.125%	4.125%		4.125%
Due date of Senior Secured Notes			2024		2024	2024
Acquisition Corp. | 4.875% Senior Secured Notes due 2024
Debt Instrument [Line Items]
Aggregate principal amount of debt instrument				$ 30,000,000	$ 220,000,000	$ 220,000,000					$ 250,000,000
Interest rate				4.875%	4.875%	4.875%	4.875%	4.875%		4.875%
Due date of Senior Secured Notes				2024	2024	2024
Acquisition Corp. | 5.625% Senior Secured Notes due 2022
Debt Instrument [Line Items]
Aggregate principal amount of debt instrument				$ 26,550,000
Interest rate		5.625%		5.625%		5.625%		5.625%		5.625%
Due date of Senior Secured Notes	2022	2022				2022